CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Cash acquired	$ 6,400
Joint ventures
Disclosure of joint ventures [line items]
Dividends received by the Partnership	$ 29,742